Fair Values of Financial Instruments and Interest Rate Risk - Additional Information (Detail) - Mortgage Interest Rate Lock Commitments [Member] $ in Thousands	Dec. 31, 2020 USD ($)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of notional amount	$ 69
Remaining costs associated with origination the loan	0.83%
Projected pull-through rate	86.00%